Shareholders’ Equity (Details) - USD ($)			12 Months Ended
	Apr. 16, 2024	Dec. 18, 2023	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Shareholders’ Equity [Line Item]
Ordinary share, shares authorized			1,000,000,000,000	1,000,000,000,000
Ordinary share, par value (in Dollars per share)			$ 0.00000005	$ 0.00000005
Ordinary share, shares issued			62,443,750	62,443,750
Share split description	1-to-2,000
Dividends declared (in Dollars)
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Item]
Ordinary share, shares authorized			900,000,000,000	900,000,000,000
Ordinary share, par value (in Dollars per share)			$ 0.00000005	$ 0.00000005
Redesignated share		20,000
Ordinary share, shares issued			45,633,750	45,633,750
Voting rights per ordinary share		one
Convertible shares		1
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Item]
Ordinary share, shares authorized			100,000,000,000	100,000,000,000
Ordinary share, par value (in Dollars per share)			$ 0.00000005	$ 0.00000005
Ordinary share, allotted		10,000
Ordinary share, shares issued			16,810,000	16,810,000
Voting rights per ordinary share		fifteen
Ordinary Shares [Member]
Shareholders’ Equity [Line Item]
Share split description	the Company effected a share split at a ratio of 1-to-2,000. As a result of the share split, the authorized share capital of the Company was changed to US$50,000 divided into (i) 900,000,000,000 Class A Ordinary Shares of par value of US$0.00000005 each and (ii) 100,000,000,000 Class B Ordinary Shares of par value of US$0.00000005 each. As a result, a total of 40,000,000 Class A Ordinary Shares and 20,000,000 Class B Ordinary Shares were issued after the share split as of the date hereof.
Ordinary Shares [Member]
Shareholders’ Equity [Line Item]
Ordinary share, shares authorized			500,000,000
Ordinary share, par value (in Dollars per share)			$ 0.0001
Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Item]
Ordinary share, par value (in Dollars per share)		$ 0.0001
Ordinary Shares [Member] | Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Item]
Ordinary share, par value (in Dollars per share)		$ 0.0001
Ordinary share, allotted		10,000
Ordinary share, shares issued		10,000